Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax	£ 950	£ 1,596	£ 1,423
Movement in fair value reserve (debt instruments):
- Change in fair value	(20)	89	(278)
- Income statement transfers	5	(105)	247
- Taxation	4	5	11
Other comprehensive income, fair value reserve (debt instruments)	(11)	(11)	(20)
Cash flow hedges:
- Effective portion of changes in fair value	(452)	(147)	436
- Income statement transfers	485	1,231	(2,130)
- Taxation	(10)	(302)	468
Other comprehensive income, cash flow hedges, total	23	782	(1,226)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	12	771	(1,246)
Pension remeasurement:
- Change in fair value	(402)	(598)	(723)
- Taxation	113	167	267
- Pension remeasurement	(289)	(431)	(456)
Own credit adjustment:
- Change in fair value	(17)	(15)	29
- Taxation	5	4	(9)
Own credit adjustment, total	(12)	(11)	20
Net other comprehensive (expense) that will not be reclassified to profit or loss subsequently	(301)	(442)	(436)
Total other comprehensive (expense)/income net of tax	(289)	329	(1,682)
Total comprehensive income/(expense)	661	1,925	(259)
Attributable to:
Equity holders of the parent	661	1,925	(276)
Non-controlling interests	0	0	17
Total comprehensive income/(expense)	£ 661	£ 1,925	£ (259)